PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET

9.     PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of:

	December 31,
	2010	2011
Technology infrastructure	$8,196,351	$9,114,087
Computer equipment	1,786,148	1,949,393
Furniture, fixtures and equipment	2,776,313	3,172,635
Motor vehicle	665,547	699,538
Leasehold improvements	3,122,796	3,344,732

	16,547,155	18,280,385
Less: accumulated depreciation	(8,270,880)	(11,750,566)

	$8,276,275	$6,529,819

Depreciation expense for the years ended December 31, 2009, 2010, and 2011 were $2,495,028, $3,048,634, and $3,037,681, respectively.